Reversal of (provision for) Impairment Losses due to Credit Loss	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
Reversal of (provision for) Impairment Losses due to Credit Loss
35. REVERSAL OF (PROVISION FOR) IMPAIRMENT LOSSES DUE TO CREDIT LOSS
Reversal of (provision for) impairment losses due to credit loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Impairment loss due to credit losses on financial assets measured at FVTOCI	(3,297)	(1,529)	(4,909)
Reversal of (provision for) impairment loss due to credit losses on securities at amortized cost	1,415	934	(664)
Provision for impairment loss due to credit losses on loan and other financial assets at amortized cost	(385,758)	(792,250)	(551,957)
Reversal of provision on guarantee	4,352	18,348	10,701
Reversal of (provision for) unused loan commitment	9,044	(9,874)	9,991

Total	(374,244)	(784,371)	(536,838)